COMMITMENTS AND CONTINGENCIES (Details) (USD $)	0 Months Ended													12 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jan. 31, 2013	Aug. 31, 2012	Nov. 30, 2011	Oct. 31, 2011	Jul. 07, 2010	Jan. 31, 2010	Mar. 31, 2009	Aug. 31, 2008	Nov. 30, 2005	Apr. 30, 2005	Jan. 31, 1997	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013	Mar. 31, 2012	Jul. 31, 2008	Feb. 28, 2005	Dec. 31, 2013 Teva And Subsidiaries [Member]	Dec. 31, 2013 Teva And Subsidiaries [Member] Teva Parental Medicines Inc [Member]	Sep. 30, 2013 Teva And Subsidiaries [Member] Astra Zeneca And Teva [Member]
Operating Leases Future Minimum Payments Due Abstract
2014	$ 117,000,000													$ 117,000,000
2015	94,000,000													94,000,000
2016	76,000,000													76,000,000
2017	53,000,000													53,000,000
2018	36,000,000													36,000,000
2019 and thereafter	76,000,000													76,000,000
Operating Leases Related Parties Expense	500,000
Lease And Rental Expense														117,000,000	132,000,000	115,000,000
Business Acquisition, Contingent Consideration, Potential Cash Payment	1,300,000,000													1,300,000,000
Statement [Line Items]
Approximate number of product liability cases																						4,000
Approximate number of cases that have been dismissed																						500
Parties To Tort Proceeding Cases Against Teva In Philadelphia Court																							40
Plaintiffs CasesIncluding Overlapping Purported Class Action																								11
Intellectual Property Matters [Abstract]
Pantoprazole Insurance Coverage														560,000,000
Pantoprazole Settlement Agreement Amount														1,600,000,000
Wyeths Protonix Settlement Payment To Date														1,000,000,000
Annual sales of Provigil																		500,000,000	1,000,000,000
Annual Sales of Effexor							2,600,000,000				2,600,000,000
Annual Sales of Lamictal																				2,300,000,000	950,000,000
Ciprofloxacin Plaintiffs Proposed Settlement With Bayer						74,000,000
Annual Sales of Ciprofloxacin													500,000,000
Annual Sales of Nexium								6,300,000,000						6,000,000,000
Annual Sales of Niaspan		1,100,000,000										416,000,000
Annual Sales of Solodyn					765,000,000				380,000,000
Annual Sales Of Aggrenox										340,000,000				470,000,000
Annual Sales Of Actos				2,800,000,000													3,700,000,000
Annual Sales Of Actoplus				430,000,000													500,000,000
CivilPenaltyForEachAllegedlyFalseClaimSubmittedRange	Under the federal False Claims Act, the government (or relators who pursue the claims without the participation of the government in the case) may seek to recover up to three times the amount of damages in addition to a civil penalty of $5,500 to $11,000 for each allegedly false claim submitted to the government for payment													Under the federal False Claims Act, the government (or relators who pursue the claims without the participation of the government in the case) may seek to recover up to three times the amount of damages in addition to a civil penalty of $5,500 to $11,000 for each allegedly false claim submitted to the government for payment
Cephalon Losses Resulting From The Promotion and Prescription of Actiq	700,000,000													700,000,000
Compensatory Damages For The State of Illonois														100,000,000
Annual Sales Of Wellbutrin			$ 1,000,000,000